Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2020
30. Non-controlling interests
Non-controlling interests by group
	Profit attributable to non-controlling interest		Equity attributable to non-controlling interest		Dividends paid to non-controlling interest
	2020	2019	2020	2019	2020	2019
	£m	£m	£m	£m	£m	£m
Barclays Bank PLC issued:
– Preference shares	42	41	529	529	42	41
– Upper Tier 2 instruments	37	39	533	691	37	39
Other non-controlling interests	(1)	-	23	11	-	-
Total	78	80	1,085	1,231	79	80

Non-controlling interests by instruments
	2020	2019
Instrument	£m	£m
Preference Shares:
US Dollar Preference Shares	318	318
Euro Preference Shares	211	211
Total Barclays Bank PLC Preference Shares	529	529

Upper Tier 2 Instruments:
Undated Floating Rate Primary Capital Notes Series 1	93	93
Undated Floating Rate Primary Capital Notes Series 2	179	179
5.03% Undated Reverse Dual Currency Subordinated Loan (JPY8bn)	39	39
5.0% Reverse Dual Currency Undated Subordinated Loan (JPY12bn)	53	53
Undated Floating Rate Primary Capital Notes Series 3 (£145m)	20	20
9% Permanent Interest Bearing Capital Bonds (£100m)	40	40
7.125% Undated Subordinated Notes (£525m)	-	158
6.125% Undated Subordinated Notes (£550m)	34	34
9.25% Perpetual Subordinated Bonds (ex Woolwich) (£150m)	75	75
Total Upper Tier 2 Instruments	533	691